Expense Example {- Fidelity Advisor® Leveraged Company Stock Fund} - 07.31 Fidelity Advisor Leveraged Company Stock Fund AMCIZ PRO-11 - Fidelity Advisor® Leveraged Company Stock Fund	Sep. 29, 2021 USD ($)
Fidelity Advisor Leveraged Company Stock Fund-Class A
Expense Example:
1 year	$ 676
3 years	890
5 years	1,121
10 years	1,784
Fidelity Advisor Leveraged Company Stock Fund-Class M
Expense Example:
1 year	478
3 years	748
5 years	1,038
10 years	1,863
Fidelity Advisor Leveraged Company Stock Fund-Class C
Expense Example:
1 year	286
3 years	576
5 years	990
10 years	1,943
Fidelity Advisor Leveraged Company Stock Fund-Class I
Expense Example:
1 year	81
3 years	252
5 years	439
10 years	978
Fidelity Advisor Leveraged Company Stock Fund-Class Z
Expense Example:
1 year	68
3 years	214
5 years	373
10 years	$ 835